Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue
Schedule of disaggregated revenue

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2021	2020	2021	2020
Advertiser - direct	$34,057	$27,582	$93,260	$73,476
Advertiser - programmatic	41,902	28,044	113,694	76,023
Supply-side customer	7,139	5,411	20,254	15,777
Total revenue	$83,098	$61,037	$227,208	$165,276

	For the Years Ended December 31,
(in thousands)	2020	2019	2018
Advertisers — direct	$106,422	$84,423	$60,122
Advertisers — programmatic	116,115	83,475	36,866
Supply‑side customer	21,380	14,765	7,316
Total Revenue	$243,917	$182,663	$104,304